Stock And Unit-Based Compensation	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Stock and Unit-Based Compensation

NOTE 14. STOCK AND UNIT-BASED COMPENSATION

2020 Omnibus Incentive Plan

Immediately prior to the effective date of our IPO, on August 5, 2020, the Company’s Board of Directors adopted the 2020 Omnibus Incentive Plan (the “2020 Plan,”) which was subsequently approved by OSH LLC’s and OSH MH LLC’s majority unitholders. Under the 2020 Plan, employees, consultants and directors of our company and our affiliates that perform services for us are eligible to receive awards. The 2020 Plan provides for the grant of incentive stock options (“ISOs”), non-statutory stock options (“NSOs”), stock appreciation rights, RSAs, performance awards, other share-based awards (including restricted stock units (“RSUs”)) and other cash-based awards. ISOs may be granted only to employees, including officers. All other awards may be granted to employees, including officers, non-employee directors and consultants. The maximum number of shares available for issuance under the 2020 Plan may not exceed 48,138,967 shares (subject to annual increases as approved by the Board of Directors).

Post-IPO Equity Awards

Stock Options

Stock options granted generally vest over four years with 25% of the option shares vesting each year. Options generally expire ten years from the date of the grant. Options are accounted for as equity using the fair value method, which requires measurement and recognition of compensation expense for all awards granted to our employees based upon the grant-date fair value. The 2020 Plan provides that grants will be made at no less than the estimated fair value of common stock, as determined by the Board of Directors, at the date of the grant.

The following is a summary of stock option activity transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2019	-
Conversion	14,313,416	$21.00
Granted	629,809	21.17
Exercised	(2,831)	21.00
Cancelled	(19,113)	21.00
Outstanding, September 30, 2020	14,921,281	$21.01	9.85	$484,030

Options exercisable as of September 30, 2020	1,763,506	$21.00	9.85	$57,208

The aggregate intrinsic value of options exercised for three and nine-months ended September 30, 2020 and 2019 was $77 and $0, respectively.  Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock on the date of exercise. The fair value of options for three and nine-months ended September 30, 2020 and 2019 was $90,082 and $0, respectively.

RSAs

The RSAs were granted as part of the pre-IPO conversion (see Note 13).

The following is a summary of RSA transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Unvested Shares	Grant Date Fair Value

Unvested, December 31, 2019	-
Conversion	22,612,472	$11.44
Granted	-
Vested	(336,809)	2.94
Cancelled and forfeited	(41,651)	12.89
Unvested, September 30, 2020	22,234,012	$11.57

RSUs

RSUs granted generally vest over four years. RSUs are accounted for as equity using the fair value method, which requires measurement and recognition of compensation expense for all awards granted to our employees, directors and consultants based upon the grant-date fair value.

The following is a summary of RSU transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Unvested Shares	Grant Date Fair Value

Unvested, December 31, 2019	-
Conversion	-
Granted	148,876	$22.29
Vested	-
Cancelled and forfeited	-
Unvested, September 30, 2020	148,876	$22.29

Employee Stock Purchase Plan

On August 5, 2020, the Board of Directors adopted, and the OSH LLC’s and OSH MH LLC’s majority unitholders approved, the 2020 Employee Stock Purchase Plan (the “ESPP”) for the issuance of up to a total of 2,386,875 shares of common stock. In addition, the number of shares available for issuance under the ESPP will be increased annually on January 1 of each calendar year beginning in 2021 and ending in and including 2030, by an amount equal to the lesser of (A) 1% of the shares outstanding on the final day of the immediately preceding calendar year and (B) such smaller number of shares as is determined by our Board of Directors, subject to an increase each January. In no event will more than 30,000,000 shares of our common stock will be available for issuance under the ESPP. Each offering period will be approximately six months in duration commencing on January and July 1 of each year and terminating on June 30 or December 31. The ESPP allows participants to purchase common stock through payroll deductions of up to 15% of their eligible compensation. The purchase price of the shares will be 85% of the lower of the fair market value of our common stock on the grant date or purchase date.

As of September 30, 2020, no shares of common stock have been purchased under our ESPP.

Pre-IPO Equity

In 2013, OSH LLC’s Board of Directors adopted an equity incentive plan, subsequently replaced by the Equity Incentive Plan in 2015, in which OSH LLC had granted awards in the form of incentive units options to employees, officers, directors, consultants, and other service providers of the Company. In 2015, OSH LLC’s Board of Directors adopted the Equity Incentive Plan (the “Equity Incentive Plan”). Under the Equity Incentive Plan, OSH LLC granted awards in the form of profits interests to employees, officers, and directors.

Incentive Units Options

All of the incentive units options were converted to common stock (see discussion of the conversion in Note 13) and none of the incentive units options remained outstanding at the end of the period. During the period ended December 31, 2019, none of the incentive units options were exercised and 2,000 of the incentive units options remained outstanding at the end of the period. The options outstanding December 31, 2019 had a per unit exercise price of $12.00.

Profits Interests

Before the Company completed its IPO in August 2020 and adopted the 2020 Plan, OSH LLC entered into award agreements (“profits interests award”) which granted profits interests of OSH LLC. These profits interests represented profits interest ownership in OSH LLC tied solely to the accretion, if any, in the value of OSH LLC following the date of issuance of such profits interests. Profits interests participated in any increase of OSH LLC value related to their profits interests after the hurdle value had been achieved and OSH LLC’s profits interests received the agreed-upon return on their invested capital.

The profits interests awards generally vested either over a requisite service period or were contingent upon a performance condition. OSH LLC granted zero and 251,500 profits interests awards during the three-months ended September 30, 2020 and 2019, respectively, and 1,095,067 and 495,995 profits interests awards during the nine-months ended September 30, 2020 and 2019, respectively.

Each profits interests award contained the following material terms:

(i)

The profits interests received distributions (other than tax distributions) only upon a liquidity event, as defined, that exceeded a threshold equivalent to the fair value of OSH LLC, as determined by OSH LLC’s Board of Directors, at the grant date.

(ii)

A portion of the awards vested over a period of continuous employment or service (“service-vesting units”) while the other portion of the awards only vested in the event of the Sponsor’s Exit (“performance-vesting units”). The service-vesting units provides for accelerated vesting upon Sponsor’s Exit should the participant’s employment be terminated (other than for cause) after the Sponsor’s Exit, but prior to the final service vesting date.

(iii)	All awards included a repurchase option at the election of OSH LLC for the vested portion upon termination of employment or service.

Profits interests were accounted for as equity using the fair value method, which required the measurement and recognition of compensation expense for all profit interest-based payment awards made to OSH LLC’s employees based upon the grant-date fair value. OSH LLC had concluded that both the service-vesting units and the performance-vesting units were subject to a market condition and assessed the market condition as part of its determination of the grant date fair value.

For performance-vesting units, OSH LLC recognized unit-based compensation expense when it was probable that the performance condition would be achieved. OSH LLC analyzed if a performance condition was probable for each reporting period through the settlement date for awards subject to performance vesting. For service-vesting units, OSH LLC recognized unit-based compensation expense over the requisite service period for each separately vesting portion of the profits interest as if the award was, in-substance, multiple awards.

Historically, OSH LLC determined the fair value of each award on the date of grant using both the income and market approaches, including the backsolve method with a risk free rate of 1.58%, volatility of 35.0% and 2.19 years to liquidity assumptions used for grants issued for the nine-months ended September 30, 2019.

The volatility assumption used in the weighted-average income and market approaches was based on the expected volatility of public companies in similar industries, adjusted to reflect the differences between OSH LLC and public companies in size, resources, time in industry, and breadth of product and service offerings. Expected dividend yield was assumed to be zero given OSH LLC’s history of declaring dividends and OSH LLC’s lack of intent to pay dividends in the foreseeable future.

Prior to the closing of the IPO, the outstanding profits interests were converted into common stock and RSAs and options (see Note 13 for further discussion on the conversion).

The following is a summary of profits interests transactions as well as the profits interests outstanding and their corresponding hurdle values as of and for the periods ended September 30, 2020 and December 31, 2019:

	Profits Interests	Weighted- Average Grant Date Fair Value
Outstanding, December 31, 2018	1,454,148	$2.35
Granted	496,763	42.35
Vested	193,375	2.32
Forfeited/Repurchased	(40,115)	5.74
Outstanding, December 31, 2019	1,910,796	12.68
Granted	1,095,067	55.03
Vested	271,710	4.79
Forfeited/Repurchased	(60,947)	9.75
Conversion	(2,944,916)	28.49
Outstanding, September 30, 2020	-	-
Vested outstanding, September 30, 2020	-	-
Vested outstanding, December 31, 2019	389,531

As of September 30, 2020		As of December 31, 2019
Units Outstanding	Hurdle Value	Units Outstanding	Hurdle Value
-	$265,158	111,076	$234,834
-	346,107	160,492	306,706
-	386,277	45,275	342,451
-	685,350	265,374	608,955
-	782,361	462,292	645,000
-	922,500	521,225	697,700
-	1,582,500	345,062	1,310,000
-		1,910,796

Stock and Unit-Based Compensation Expense

The Company recognized $3,609 and $1,305 in unit-based compensation expense related to the profits interests for the three-months ended September 30, 2020 and 2019, respectively, and $8,898 and $1,942 for the nine-months ended September 30, 2020 and 2019, respectively. The Company recognized $25,750 and $0 in stock-based compensation expense related to options, RSAs, and RSUs for the three and nine-months ended September 30, 2020 and 2019, respectively.

As part of the pre-IPO equity conversion discussed in Note 13, the profits interests that were subject to vesting over a period of continuous employment or service and were unvested upon the conversion were converted into RSAs and options that vest over the remaining requisite service period from the original grant dates. The unvested profits interests that were subject to vesting upon the “Sponsor’s Exit” performance condition were converted into RSAs and options that cliff vest between two years post IPO and four years from the original grant dates. A Sponsor's Exit is defined to occur if either 1. a Sponsor sells down to one or more third parties their direct or indirect equity investment in OSH LLC to less than 20% of the units owned by such sponsor, or 2. a sale, transfer or other disposition of all or substantially all of the assets of OSH LLC to one or more third parties.

As a result of this conversion and modification of vesting terms from Sponsor’s Exit to service-based vesting, the Company determined that 1,076,228 RSAs and options should be accounted for as a Type III modification (the award was not probable to vest prior to the modification but it was probable of vesting under the modified condition) for the three and nine-months ended September 30, 2020. The stock compensation expense recorded for these modifications was $18,228 for the three and nine-months ended September 30, 2020.

These amounts were recognized within corporate, general, and administrative expenses in the consolidated statements of operations. As of September 30, 2020, the Company had approximately $313,874 in unrecognized compensation expense related to all non-vested awards (RSAs, options and RSUs) that will be recognized over the weighted-average period of 1.84 years.